Vessels, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, net

5. Vessels, net:

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance January 1, 2020	$108,523	$(21,016)	$87,507
Vessel additions	685	—	685
Depreciation	—	(4,418)	(4,418)
Balance December 31, 2020	$109,208	$(25,434)	$83,774

Vessel acquisition - “Pyxis Karteria”	20,000	—	20,000
Vessel acquisition - “Pyxis Lamda”	31,172	—	31,172
Vessel additions	45	—	45
Transfer to vessels held-for-sale	(12,250)	1,881	(10,369)
Depreciation	—	(4,898)	(4,898)
Balance December 31, 2021	$148,175	$(28,451)	$119,724

On July 15, 2021, the Company took delivery of the “Pyxis Karteria”, a medium range product tanker of 46,652 dwt built in 2013 at Hyundai Mipo shipyard in South Korea. The purchase consideration of $20 million was funded by a combination of cash and a $13,500 bank loan that matures in seven years and is secured by the vessel (Note 7).

On December 20, 2021, the Company took delivery of the “Pyxis Lamda”, a 50,145 dwt medium range product tanker built in 2017 at SPP Shipbuilding in South Korea. The “Pyxis Lamda” was acquired from an entity related to the family of the Company’s Chairman and Chief Executive Officer, as discussed in Note 3 above, for a purchase price of $32,000 in accordance with the Memorandum of Agreement. After her first special survey, the “Pyxis Lamda” launched commercial employment in early January 2022. The Company financed the vessel with i) a new $21,680 senior loan facility that matures in seven years and is secured by the vessel, as discussed in Note 7, ii) the assumption of a liability of $3 million, at fair value, under the amended unsecured Promissory Note due 2024, as discussed in Note 3, iii) the issuance of 4,139,003 of the Company’s common shares at an average price per share of $0.7248 and iv) $4,320 cash on hand. The fair value of these shares on the delivery date of the vessel, on December 20, 2021, amounted to $2,172. Accordingly, the fair value of the consideration for the acquisition of the “Pyxis Lamda” amounted to $31,172. As of December 31, 2021, the outstanding balance relating to the aforementioned acquisition amounted to $2,995 and is included in Due to related parties in the accompanying 2021 Consolidated Balance Sheet (Note 3) and was cash settled on January 10, 2022.

As of December 31, 2019, 2020 and 2021, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amounts were fully recoverable for the Company’s vessels held and used and, consequently, no impairment charge was deemed necessary for the years ended December 31, 2019, 2020 and 2021.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

5. Vessels, net: -Continued:

On December 23, 2021, the Company entered into an agreement with a third-party to sell the small tankers, “Northsea Alpha” and “Northsea Beta”. Considering the required criteria by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessels as “held for sale”, the Company concluded that all the criteria were met for both vessels. As at December 31, 2021, the aggregate amount of $8,509 was separately reflected in Vessel held-for-sale on the Consolidated Balance Sheet, representing the estimated fair market value of the vessel based on the vessel’s sale price, net of costs to sell. The difference between the estimated fair value less costs to sell of each vessel and the respective vessel’s carrying value plus the unamortized balance of its associated dry-docking cost, amounting to $2,389, was written-off and included in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2021 and classified as “Loss on vessels held-for-sale”. On January 28, 2022 and March 1, 2022, the “Northsea Alpha” and “Northsea Beta”, respectively were sold. The aggregate sale price for the vessels was $8,900, of which, $5,780 was used for the prepayment of the “Northsea Alpha” and “Northsea Beta” loan facility.

As of December 31, 2020, additions amounted to $685 of which $660 related to the ballast water treatment system installation of the “Pyxis Epsilon”, of which, $486 was paid in 2020 and $174 was paid in 2021. As of December 31, 2021, additions amounted to $45, of which, $14 was paid in 2021 and $31 is accrued and remains unpaid as of such date.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.